Other Payables and Accrued Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

8.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following at December 31, 2017 and June 30, 2017:

	December 31, 2017	June 30, 2017
Other payables	$4,402	$2,120
Accrued audit fees	3,601	8,000
Accrued other expenses	-	2,283
Total payables and accrued liabilities	$8,003	$12,403

7. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following at June 30, 2017 and June 30, 2016:

	2017	2016
Other payables	$2,120	$6,915
Accrued other expenses	10,283	9,678
Total other payables and accrued liabilities	$12,403	$16,593